PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks
Automobiles 7.7%
BYD Co. Ltd. (China) (Class H Stock)	13,173	$659,902
Ferrari NV (Italy)	1,140	545,786
		1,205,688
Banks 1.8%
NU Holdings Ltd. (Brazil) (Class A Stock)*	23,932	287,423
Biotechnology 2.1%
Vertex Pharmaceuticals, Inc.*	729	322,254
Broadline Retail 7.5%
Amazon.com, Inc.*	1,929	395,464
MercadoLibre, Inc. (Brazil)*	305	781,804
		1,177,268
Entertainment 2.5%
Sea Ltd. (Singapore), ADR*	2,438	390,982
Financial Services 5.0%
Mastercard, Inc. (Class A Stock)	744	435,686
Toast, Inc. (Class A Stock)*	8,186	345,286
		780,972
Health Care Equipment & Supplies 3.2%
Edwards Lifesciences Corp.*	3,394	265,478
Intuitive Surgical, Inc.*	438	241,925
		507,403
Hotels, Restaurants & Leisure 1.1%
Airbnb, Inc. (Class A Stock)*	1,388	179,052
IT Services 3.9%
Shopify, Inc. (Canada) (Class A Stock)*	3,597	385,670
Snowflake, Inc. (Class A Stock)*	1,146	235,698
		621,368

PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Personal Care Products 2.6%
L’Oreal SA (France)	981	$414,808
Pharmaceuticals 9.0%
Eli Lilly & Co.	573	422,685
Galderma Group AG (Switzerland)	6,281	821,949
UCB SA (Belgium)	908	164,855
		1,409,489
Semiconductors & Semiconductor Equipment 8.3%
NVIDIA Corp.	6,005	811,456
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1,655	319,944
Texas Instruments, Inc.	967	176,816
		1,308,216
Software 20.5%
Cadence Design Systems, Inc.*	1,519	436,059
Crowdstrike Holdings, Inc. (Class A Stock)*	1,278	602,411
Fair Isaac Corp.*	92	158,818
HubSpot, Inc.*	549	323,855
Microsoft Corp.	1,826	840,617
Monday.com Ltd.*	702	208,838
Samsara, Inc. (Class A Stock)*	4,933	229,582
ServiceNow, Inc.*	428	432,747
		3,232,927
Specialty Retail 3.4%
Industria de Diseno Textil SA (Spain)	9,742	527,858
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	2,980	598,533
Xiaomi Corp. (China) (Class B Stock), 144A*	105,263	683,979
		1,282,512
Textiles, Apparel & Luxury Goods 11.9%
Brunello Cucinelli SpA (Italy)	3,361	413,872

PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,766	$520,432
Hermes International SCA (France)	342	942,851
		1,877,155

Total Long-Term Investments (cost $14,250,245)		15,525,375

Short-Term Investment 1.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $223,852)(wb)	223,852	223,852

TOTAL INVESTMENTS 100.0% (cost $14,474,097)		15,749,227
Other assets in excess of liabilities 0.0%		6,573

Net Assets 100.0%		$15,755,800

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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